ACQUISITIONS (Narrative) (Details) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2011 Dacheng [Member] USD ($)	Jan. 31, 2010 Dacheng [Member] USD ($)	Dec. 31, 2010 Dacheng [Member] USD ($)	Jan. 14, 2010 Dacheng [Member] USD ($)	Dec. 31, 2010 Dacheng [Member] Minimum [Member] USD ($)	Dec. 31, 2010 Dacheng [Member] Maximum [Member] USD ($)	Dec. 31, 2010 Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member] USD ($)	Feb. 28, 2010 Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member] USD ($)	Feb. 28, 2010 Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member] CNY	Mar. 31, 2012 Noumena Innovation (BVI) Ltd. (Noumena) [Member]	Dec. 31, 2012 Noumena Innovation (BVI) Ltd. (Noumena) [Member] USD ($)	Mar. 20, 2012 Noumena Innovation (BVI) Ltd. (Noumena) [Member] USD ($)
Business Acquisition [Line Items]
Consideration paid to selling shareholders							$ 24,100,000								$ 19,110,600
Cash paid				14,600,000			9,577,600				100,000	8,000,000			14,880,600
Cash paid during period														9,000,000
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date)							14,545,600								4,230,000
Shares issued in business acquisition				123.5	42.8								4.0
General and administrative	11,629,273	11,582,200	10,481,827			221,443								77,783
American Depositary Shares					1.1								0.1
Number of ordinary shares per American Depositary Share					$ 40
Acquired revenue						15,313,630				76,101				2,946,157
Contingent consideration, based on net profit of acquiree								6,500,000	6,500,000
Contingent consideration, multiple used								8	5
Acquired net income						7,975,728				76,332				2,074,536
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date)							14,545,600								4,230,000
Fair value of contingent consideration						40,200,000	51,049,269
Contingent consideration payable, gain arising from the change in fair value						10,900,000
Contingent consideration payable, loss arising from the change in fair value				$ 3,700,000